Warrants (Narrative) (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Warrants [Abstract]
Average remaining contractual life of warrants outstanding	3 years 4 months 24 days	3 years 8 months 12 days